ACQUISITION OF BUSINESSES - Schedule of Prior Year Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 5,218	$ 5,244
Business services
Disclosure of detailed information about business combination [line items]
Goodwill	2,514	2,529
Infrastructure services
Disclosure of detailed information about business combination [line items]
Goodwill	470	481
Industrials
Disclosure of detailed information about business combination [line items]
Goodwill	2,234	$ 2,234
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	5,763
Non-cash consideration	16
Total consideration	5,779
Cash and cash equivalents	330
Accounts receivable and other, net	1,420
Inventory, net	1,806
Assets held for sale	6
Equity accounted investments	842
Property, plant and equipment	6,611
Intangible assets	7,099
Goodwill	3,332
Deferred income tax assets	152
Financial assets	4,762
Other assets	387
Acquisition gain	(4)
Accounts payable and other	(4,738)
Borrowings	(709)
Deferred income tax liabilities	(1,021)
Net assets acquired before non-controlling interests	20,275
Non-controlling interests	(14,496)
Net assets acquired	5,779
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	2,024
Non-cash consideration	15
Total consideration	2,039
Cash and cash equivalents	319
Accounts receivable and other, net	289
Inventory, net	41
Assets held for sale	6
Equity accounted investments	9
Property, plant and equipment	3,030
Intangible assets	542
Goodwill	1,575
Deferred income tax assets	138
Financial assets	4,735
Other assets	48
Acquisition gain	(4)
Accounts payable and other	(2,734)
Borrowings	(709)
Deferred income tax liabilities	(152)
Net assets acquired before non-controlling interests	7,133
Non-controlling interests	(5,094)
Net assets acquired	2,039
Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash	7
Non-cash consideration	1
Total consideration	8
Cash and cash equivalents	0
Accounts receivable and other, net	2
Inventory, net	0
Assets held for sale	0
Equity accounted investments	0
Property, plant and equipment	3
Intangible assets	7
Goodwill	7
Deferred income tax assets	0
Financial assets	0
Other assets	0
Acquisition gain	0
Accounts payable and other	(1)
Borrowings	0
Deferred income tax liabilities	(2)
Net assets acquired before non-controlling interests	16
Non-controlling interests	(8)
Net assets acquired	8
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash	3,732
Non-cash consideration	0
Total consideration	3,732
Cash and cash equivalents	11
Accounts receivable and other, net	1,129
Inventory, net	1,765
Assets held for sale	0
Equity accounted investments	833
Property, plant and equipment	3,578
Intangible assets	6,550
Goodwill	1,750
Deferred income tax assets	14
Financial assets	27
Other assets	339
Acquisition gain	0
Accounts payable and other	(2,003)
Borrowings	0
Deferred income tax liabilities	(867)
Net assets acquired before non-controlling interests	13,126
Non-controlling interests	(9,394)
Net assets acquired	3,732
Goodwill | Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	3
Goodwill | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	5
Goodwill | Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	$ 144